Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Major classes of inventories
The following table summarizes the major classes of inventories as of December 31:

	2015	2014
Finished goods	$145.8	$194.8
Service parts	175.4	107.7
Raw materials and work in process	48.1	72.2
Total inventories	$369.3	$374.7